EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.77%
42,015	African Rainbow Minerals Ltd(a)	$ 544,295
154,500	Anglo American PLC	5,137,916
595,749	Fertiglobe PLC	649,461
243,857	Gold Fields Ltd Sponsored ADR(a)	3,248,175
127,200	Grupo Mexico SAB de CV Series B	601,694
322,151	Industries Qatar QSC	1,154,395
55,891	KGHM Polska Miedz SA	1,587,471
2,120	LG Chem Ltd(b)	1,164,292
432,700	Meihua Holdings Group Co Ltd Class A	616,248
129,300	Nantong Jiangshan Agrochemical & Chemical LLC Class A	750,412
13,603	SABIC Agri-Nutrients Co	463,743
431,591	Sappi Ltd(a)	1,110,429
46,269	Sasol Ltd	625,263
29,794	Saudi Basic Industries Corp	718,976
53,600	Shandong Weifang Rainbow Chemical Co Ltd Class A	534,174
343,808	Sibanye Stillwater Ltd(a)	709,900
33,187	Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,690,138
210,800	Suzano SA	1,733,081
270,400	Vale SA	4,273,306
483,681	Vedanta Ltd	1,620,283
		29,933,652
Communications — 18.42%
97,000	Accton Technology Corp	1,019,483
1,318,800	Alibaba Group Holding Ltd(b)	16,703,256
15,334	Baidu Inc Sponsored ADR(b)	2,314,207
35,913	Hellenic Telecommunications Organization SA	525,977
317,406	JD.com Inc Class A	6,930,940
118,756	KT Corp	2,685,035
416,370	Meituan Class B(b)	7,553,874
3,844	MercadoLibre Inc(b)	5,066,623
337,569	MTN Group Ltd(a)	2,418,497
50,418	Naspers Ltd Class N	9,342,172
1,650	NCSoft Corp	472,842
52,345	PDD Holdings Inc ADR(b)	3,972,985
12,741	Samsung SDI Co Ltd	7,237,387
18,865	Saudi Research & Media Group(b)	993,508
82,131	Saudi Telecom Co	878,473
16,181	SK Telecom Co Ltd(b)	600,350
496,300	Tencent Holdings Ltd	24,253,845
74,677	Tencent Music Entertainment Group ADR(b)	618,326
20,981	Trip.com Group Ltd ADR(b)	790,354
546,265	Turk Telekomunikasyon AS	475,331
52,856	Vipshop Holdings Ltd ADR(b)	802,354
		95,655,819
Shares		Fair Value
Consumer, Cyclical — 6.47%
405,898	Abu Dhabi National Oil Co for Distribution PJSC	$ 461,989
74,640	AIMA Technology Group Co Ltd Class A	775,486
621,255	Americana Restaurants International PLC(b)	644,515
1,605,100	Astra International Tbk PT	643,148
6,826	BGF retail Co Ltd	950,900
67,000	BYD Co Ltd Class H	1,970,882
597,600	Central Retail Corp PCL	309,329
14,900	Contemporary Amperex Technology Co Ltd Class A	881,954
125,211	Eicher Motors Ltd	4,499,008
109,000	Feng TAY Enterprise Co Ltd	693,833
529,800	Haier Smart Home Co Ltd Class H	1,658,950
54,400	JD Health International Inc(b)(c)	403,374
79,123	Kia Corp	4,937,918
7,259	LG Electronics Inc	647,821
25,087	Li Auto Inc ADR(a)(b)	625,921
84,000	Li Ning Co Ltd	660,569
94,129	Mahindra & Mahindra Ltd	1,330,178
455,740	Midea Group Co Ltd Class A	3,566,056
13,400	Ningbo Deye Technology Co Ltd Class A	504,413
42,000	Poya International Co Ltd	789,073
346,000	Tong Yang Industry Co Ltd	525,880
74,332	Turk Hava Yollari AO(b)	460,297
456,600	Wal-Mart de Mexico SAB de CV	1,824,373
51,053	Yum China Holdings Inc	3,236,250
122,000	Zhongsheng Group Holdings Ltd	601,140
		33,603,257
Consumer, Non-Cyclical — 8.98%
312,300	Arca Continental SAB de CV	2,831,497
15,726	Britannia Industries Ltd	828,923
190,400	Bumrungrad Hospital PCL	1,208,270
1,419,000	China Mengniu Dairy Co Ltd	5,817,116
39,587	Chongqing Brewery Co Ltd Class A	720,755
171,115	Cipla Ltd	1,878,098
3,330	CJ CheilJedang Corp(b)	834,262
46,801	Coca-Cola Femsa SAB de CV Sponsored ADR	3,766,077
2,482,000	CSPC Pharmaceutical Group Ltd	2,433,148
32,793	Dr Reddy's Laboratories Ltd	1,849,151
158,900	Grupo Bimbo SAB de CV Series A	798,733
249,300	Hypera SA	1,864,174
365,150	International Container Terminal Services Inc	1,433,721
33,472	KT&G Corp(b)	2,151,177
28,709	Kweichow Moutai Co Ltd Class A	7,583,759
26,759	Nahdi Medical Co	1,321,134
102,452	National Marine Dredging Co(b)	618,199

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,092	New Oriental Education & Technology Group Inc Sponsored ADR(a)(b)	$ 621,312
5,600	Orion Corp	587,747
53,000	Pegavision Corp	715,500
23,036	Richter Gedeon Nyrt	480,973
98,100	Shandong WIT Dyne Health Co Ltd Class A	517,288
11,400	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	517,243
5,259,900	Sumber Alfaria Trijaya Tbk PT	1,012,007
224,762	Sun Pharmaceutical Industries Ltd	2,693,160
152,206	Woolworths Holdings Ltd(a)	546,505
81,000	Wuxi Biologics Cayman Inc(b)(c)	499,119
98,700	Zhejiang Jiuzhou Pharmaceutical Co Ltd Class A	477,700
		46,606,748
Diversified — 0.20%
499,429	Haci Omer Sabanci Holding AS	1,032,923
Energy — 6.83%
669,180	LONGi Green Energy Technology Co Ltd Class A	3,937,652
7,638,000	PetroChina Co Ltd Class H(b)	4,512,029
690,562	Petroleo Brasileiro SA Sponsored ADR	7,202,562
83,968	Polski Koncern Naftowy ORLEN SA	1,133,399
125,400	PTT Exploration & Production PCL	563,588
1,077,700	PTT Exploration & Production PCL NVDR	4,735,758
374,214	Reliance Industries Ltd	10,640,622
182,455	Saudi Arabian Oil Co(c)	1,572,615
198,400	Shanxi Lu'an Environmental Energy Development Co Ltd Class A	632,550
46,257	Thungela Resources Ltd(a)	528,130
		35,458,905
Financial — 22.24%
37,407	360 DigiTech Inc ADR	725,696
66,922	Absa Group Ltd	684,029
169,204	Abu Dhabi Islamic Bank PJSC	460,209
494,005	Akbank TAS	437,116
79,171	Axis Bank Ltd	829,456
277,700	Banco do Brasil SA(b)	2,144,478
21,046	Bancolombia SA Sponsored ADR	528,886
312,800	Bangkok Bank PCL	1,387,272
12,887,300	Bank Central Asia Tbk PT	7,539,625
9,885,000	Bank Mandiri Persero Tbk PT	6,807,258
1,153,600	Bank Negara Indonesia Persero Tbk PT	721,853
Shares		Fair Value
Financial — (continued)
1,240,879	Bank of Baroda	$ 2,559,416
11,931,000	Bank of China Ltd Class H	4,573,952
1,628,000	Bank of Communications Co Ltd Class H(b)	1,023,857
8,090,900	Bank Rakyat Indonesia Persero Tbk PT(b)	2,563,620
231,800	BB Seguridade Participacoes SA	1,486,352
234,800	Chailease Holding Co Ltd	1,726,804
2,475,000	China CITIC Bank Corp Ltd Class H	1,245,079
2,596,000	China Construction Bank Corp Class H	1,680,118
2,972,500	China Galaxy Securities Co Ltd Class H	1,496,572
651,000	China Life Insurance Co Ltd	1,068,336
847,500	China Merchants Bank Co Ltd Class H	4,303,622
534,400	China Pacific Insurance Group Co Ltd Class H	1,416,744
182,000	China Resources Land Ltd	828,798
129,600	China Resources Mixc Lifestyle Services Ltd(a)(c)	681,404
911,400	China Taiping Insurance Holdings Co Ltd	969,093
1,403,500	Commerce Asset Holding(b)	1,691,421
1,012,720	Emaar Properties PJSC	1,547,438
180,648	Emirates NBD Bank PJSC	646,450
811,683	FirstRand Ltd(a)	2,751,118
625,600	GF Securities Co Ltd Class H	884,856
874,920	Growthpoint Properties Ltd REIT	641,755
732,384	Grupo Financiero Banorte SAB de CV Class O	6,166,332
363,721	HDFC Bank Ltd	7,153,971
434,069	ICICI Bank Ltd	4,638,655
2,416,000	Industrial & Commercial Bank of China Ltd Class H	1,283,958
120,228	Industrial Bank of Korea	935,027
501,890	Karur Vysya Bank Ltd	640,057
12,838	KB Financial Group Inc	468,872
63,611	KE Holdings Inc ADR(b)	1,198,431
3,271,600	Krung Thai Bank PCL NVDR	1,579,807
2,108,000	Land & Houses PCL	597,970
22,683	Meritz Financial Group Inc	675,742
954,970	Metropolitan Bank & Trust Co	1,029,979
277,589	National Bank of Kuwait SAKP	957,655
83,569	OTP Bank Nyrt	2,385,854
4,493,000	People's Insurance Co Group of China Ltd Class H	1,499,232
990,000	PICC Property & Casualty Co Ltd Class H	1,009,907
1,764,500	Ping An Insurance Group Co of China Ltd Class H	11,414,927
301,040	Saudi National Bank	3,686,458
2,045,380	SinoPac Financial Holdings Co Ltd	1,118,310
90,620	Standard Bank Group Ltd	878,636
704,002	State Bank of India	4,500,363
887,005	Turkiye Is Bankasi AS Class C	600,507

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
341,527	Woori Financial Group Inc	$ 3,004,305
		115,477,638
Industrial — 5.47%
709,764	Bharat Electronics Ltd	844,749
195,000	BYD Electronic International Co Ltd	606,863
11,752,000	China Tower Corp Ltd Class H(c)	1,422,346
318,000	Chung-Hsin Electric & Machinery Manufacturing Corp	992,593
475,550	COSCO Shipping Holdings Co Ltd Class H	536,124
280,600	DeHua TB New Decoration Materials Co Ltd Class A	491,484
487,000	Delta Electronics Inc	4,831,838
25,200	Delta Electronics Thailand PCL	845,476
23,759	Doosan Bobcat Inc	799,096
133,000	E Ink Holdings Inc	811,785
33,500	Grupo Aeroportuario del Pacifico SAB de CV Class B	653,510
186,000	Grupo Argos SA	363,054
60,988	Hindustan Aeronautics Ltd	2,032,168
23,212	HMM Co Ltd	364,998
48,824	Hyundai Rotem Co Ltd(b)	969,376
144,200	Jingjin Equipment Inc Class A	588,658
38,000	Lotes Co Ltd	1,148,529
133,000	Nan Ya Printed Circuit Board Corp	1,246,737
31,000	Orient Overseas International Ltd	595,057
6,809	Samsung C&T Corp	567,044
127,300	Shenzhen YUTO Packaging Technology Co Ltd Class A	516,283
49,200	Sunny Optical Technology Group Co Ltd	593,678
1,006,300	Tian Di Science & Technology Co Ltd Class A	745,100
255,000	Unimicron Technology Corp	1,243,704
27,000	Voltronic Power Technology Corp	1,537,480
151,420	Wan Hai Lines Ltd	342,698
83,600	Xuji Electric Co Ltd Class A	285,166
180,000	Yang Ming Marine Transport Corp	382,128
29,900	YongXing Special Materials Technology Co Ltd Class A	366,650
116,700	ZBOM Home Collection Co Ltd Class A	544,638
39,899	ZTO Express Cayman Inc ADR	1,143,505
		28,412,515
Technology — 21.50%
26,130	Arabian Internet & Communications Services Co	1,736,640
71,500	Canmax Technologies Co Ltd Class A	533,962
Shares		Fair Value
Technology — (continued)
8,441	Elm Co	$ 997,538
10,300	G-bits Network Technology Xiamen Co Ltd Class A	713,798
17,000	Global Unichip Corp	608,269
48,843	HCL Technologies Ltd	648,419
314,162	Infosys Ltd Sponsored ADR	5,478,985
108,000	International Games System Co Ltd	2,037,073
95,100	Kehua Data Co Ltd Class A	649,991
637,700	Kingnet Network Co Ltd Class A(b)	1,125,998
329,000	MediaTek Inc	8,529,695
1,704,000	Nanya Technology Corp	3,737,415
144,400	NetEase Inc	2,549,076
145,000	Novatek Microelectronics Corp	2,060,527
19,448	Persistent Systems Ltd	1,097,034
535,652	Samsung Electronics Co Ltd	26,488,519
98,439	SK Hynix Inc(b)	6,736,672
2,305,000	Taiwan Semiconductor Manufacturing Co Ltd	40,394,253
82,552	Tata Consultancy Services Ltd	3,235,861
788,000	United Microelectronics Corp	1,378,947
9,848	WNS Holdings Ltd ADR(b)	917,538
		111,656,210
Utilities — 1.30%
11,206	Adani Total Gas Ltd	118,169
199,000	Beijing Enterprises Holdings Ltd(b)	716,315
27,063	CEZ AS	1,314,388
486,000	China Longyuan Power Group Corp Ltd Class H	554,436
191,200	Cia de Saneamento do Parana	685,814
2,273,400	GD Power Development Co Ltd Class A(b)	1,258,792
345,854	NTPC Ltd	738,379
215,376	Saudi Electricity Co	1,343,998
		6,730,291
TOTAL COMMON STOCK — 97.18% (Cost $533,847,721)		$504,567,958
PREFERRED STOCK
Financial — 0.74%
1,474,640	Banco Bradesco SA	3,843,383
Utilities — 0.11%
264,500	Cia Energetica de Minas Gerais	598,568
TOTAL PREFERRED STOCK — 0.85% (Cost $5,809,777)		$4,441,951

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.27%
$ 2,941,323	Undivided interest of 1.97% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $2,941,323 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(d)	$ 2,941,323
2,941,323	Undivided interest of 1.98% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $2,941,323 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(d)	2,941,323
2,941,323	Undivided interest of 2.00% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $2,941,323 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(d)	2,941,323
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,939,779	Undivided interest of 5.69% in a repurchase agreement (principal amount/value $51,760,220 with a maturity value of $51,780,924) with JP Morgan Securities, 4.80%, dated 3/31/23 to be repurchased at $2,939,779 on 4/3/23 collateralized by U.S. Treasury securities, 0.50% - 3.25%, 11/15/25 - 8/31/27, with a value of $52,795,426.(d)	$ 2,939,779
TOTAL SHORT TERM INVESTMENTS — 2.27% (Cost $11,763,748)		$11,763,748
TOTAL INVESTMENTS — 100.30% (Cost $551,421,246)		$520,773,657
OTHER ASSETS & LIABILITIES, NET — (0.30)%		$(1,540,642)
TOTAL NET ASSETS — 100.00%		$519,233,015

(a)	All or a portion of the security is on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Summary of Investments by Country as of March 31, 2023.
Country	Fair Value	Percentage of Fund Investments
China	$154,628,083	29.69%
Taiwan	77,872,554	14.95
South Korea	63,279,379	12.15
India	60,772,644	11.67
South Africa	24,028,904	4.61
Brazil	23,831,718	4.58
Indonesia	19,287,510	3.70
Mexico	16,642,215	3.20
Saudi Arabia	13,713,082	2.63
United States	11,763,748	2.26
Thailand	11,227,471	2.16
Hong Kong	8,210,065	1.58
United Kingdom	5,137,916	0.99
Uruguay	5,066,623	0.97
United Arab Emirates	5,028,261	0.97
Turkey	3,006,173	0.58
Hungary	2,866,827	0.55
Poland	2,720,870	0.52
Chile	2,690,138	0.52
Philippines	2,463,700	0.47
Malaysia	1,691,421	0.33
Czech Republic	1,314,388	0.25
Qatar	1,154,395	0.22
Kuwait	957,655	0.18
Colombia	891,940	0.17
Greece	525,977	0.10
Total	$520,773,657	100.00%
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2023

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$14,201,118	$15,732,534	$—	$29,933,652
Communications	13,564,849	82,090,970	—	95,655,819
Consumer, Cyclical	7,102,377	26,500,880	—	33,603,257
Consumer, Non-cyclical	11,046,497	35,560,251	—	46,606,748
Diversified	—	1,032,923	—	1,032,923
Energy	7,202,562	28,256,343	—	35,458,905
Financial	13,489,900	101,987,738	—	115,477,638
Industrial	1,506,559	26,905,956	—	28,412,515
Technology	6,396,523	105,259,687	—	111,656,210
Utilities	2,000,202	4,730,089	—	6,730,291
	76,510,587	428,057,371	—	504,567,958
Preferred Stock	—	4,441,951	—	4,441,951
Short Term Investments	—	11,763,748	—	11,763,748
Total Assets	$76,510,587	$444,263,070	$—	$520,773,657
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023